WYNSTONE PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS

                          PERIOD FROM NOVEMBER 16, 1998
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1998

                             WYNSTONE PARTNERS, L.P.

                              FINANCIAL STATEMENTS


           PERIOD FROM NOVEMBER 16, 1998 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1998







                                    CONTENTS




Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Partners' Capital.....................    2
Statement of Operations....................................................    3
Statement of Changes in Partners' Capital - Net Assets.....................    4
Notes to Financial Statements..............................................    5
Schedule of Portfolio Investments..........................................   14
Schedule of Securities Sold, Not Yet Purchased.............................   16
Schedule of Written Options................................................   17

                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
Wynstone Partners, L.P.


We have audited the accompanying statement of assets, liabilities and partners' capital of Wynstone Partners, L.P., including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 1998, and the related statements of operations and changes in partners' capital - net assets for the period from November 16, 1998 (commencement of operations) to December 31, 1998. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Wynstone Partners, L.P. at December 31, 1998, the results of its operations, and the changes in its partners' capital - net assets for the period from November 16, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.


                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

                                                           /S/ ERNST & YOUNG LLP

New York, New York
February 12, 1999

WYNSTONE PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                             DECEMBER 31, 1998
ASSETS

Cash                                                                  $6,230
Investments in securities, at market
(identified cost - $5,542)                                             5,704
Dividends receivable                                                      14
Interest receivable                                                        5
                                                               --------------

     TOTAL ASSETS                                                     11,953
                                                               --------------

LIABILITIES

Due to broker                                                            788
Securities sold, not yet purchased, at market
(proceeds of sales - $163)                                               195
Outstanding options written, at value
(premiums received - $125)                                               114
Administration fee payable                                                 9
Accrued expenses                                                          99
                                                               --------------

     TOTAL LIABILITIES                                                 1,205
                                                               --------------

         NET ASSETS                                                  $10,748
                                                               ==============

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                                $10,675
Accumulated net investment loss                                          (72)
Accumulated net realized gain on investments                               5
Accumulated net unrealized appreciation on
investments                                                              140
                                                               --------------

     PARTNERS' CAPITAL - NET ASSETS                                  $10,748
                                                               ==============





The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                 PERIOD FROM
                                                              NOVEMBER 16, 1998
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                             DECEMBER 31, 1998

INVESTMENT INCOME
     Interest                                                           $ 27
     Dividends                                                            16
                                                               --------------
                                                                          43
                                                               --------------
EXPENSES
     OPERATING EXPENSES:
         Professional fees                                                75
         Investor servicing and accounting fee                            12
         Administration fee                                               10
         Insurance expense                                                 8
         Individual General Partners' fees and expenses                    6
         Custodian fees                                                    1
         Miscellaneous                                                     3
                                                               --------------

         TOTAL EXPENSES                                                  115
                                                               --------------

         NET INVESTMENT LOSS                                             (72)
                                                               --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     REALIZED GAIN ON INVESTMENTS:
         Investment securities                                             1
         Written options                                                   4
                                                               --------------

     NET REALIZED GAIN ON INVESTMENTS                                      5
                                                               --------------

     NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                140
                                                               --------------

         NET REALIZED AND UNREALIZED GAIN                                145
                                                               --------------

     INCREASE IN PARTNERS' CAPITAL DERIVED
     FROM INVESTMENT ACTIVITIES                                         $ 73
                                                               ==============

The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                PERIOD FROM
                                                             NOVEMBER 16, 1998
                                                             (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                             DECEMBER 31, 1998

FROM INVESTMENT ACTIVITIES

     Net investment loss                                           $   (72)
     Net realized gain on investments                                    5
     Net change in unrealized appreciation on
     investments                                                       140
                                                                   -------

         INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                          73

PARTNERS' CAPITAL TRANSACTIONS

     Capital contributions                                          10,675
                                                                   -------

         INCREASE IN PARTNERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                               10,675

         PARTNERS' CAPITAL AT BEGINNING OF PERIOD                        0
                                                                   -------

         PARTNERS' CAPITAL AT END OF PERIOD                        $10,748
                                                                   =======


The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENT - DECEMBER 31, 1998
--------------------------------------------------------------------------------



     1.  ORGANIZATION

         Wynstone Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership's term is perpetual unless the Partnership is otherwise terminated under the terms of the Limited Partnership Agreement. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Partnership will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Partnership's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         There are three "Individual General Partners" and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. serves as the investment adviser of the Partnership and is responsible for managing the Partnership's investment portfolio. CIBC Oppenheimer Corp. ("CIBC Opco") is the managing member and controlling person of the Adviser and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Partnership's investment portfolio of behalf of the Adviser under the supervision of CIBC Opco.

         The acceptance of initial and additional contributions is subject to approval by the Individual General Partners. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners twice each year effective at the end of the second fiscal quarter and again at the end of the year.


     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that

WYNSTONE PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENT - DECEMBER 31, 1998
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         the  estimates  utilized  in  preparing  the  Partnership's   financial
         statements are reasonable and prudent; however, actual results could differ from these estimates.

              A.  PORTFOLIO VALUATION

              Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

              Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------



     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              A. PORTFOLIO VALUATION (CONTINUED)

              All  assets  and  liabilities   initially   expressed  in  foreign
              currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

              On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

              B.  INCOME TAXES

              No Federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC Opco provides certain administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC Opco a monthly administration fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month.

         During the period ended December 31, 1998, CIBC Opco earned no brokerage commissions from portfolio transactions executed on behalf of the Partnership. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $2,586 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         The Adviser of the Partnership will serve as the Special Advisory Limited Partner of the

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Partnership. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Limited Partner as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Limited Partner's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. During the period ended December 31, 1998, Incentive Allocation to the Special Advisory Account was $21,899.

         Each Independent Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period from November 16, 1998 to December 31, 1998, fees paid to the Individual General Partners (including meeting fees and a pro-rata annual retainer) and expenses totaled $5,686.

         The Chase Manhattan Bank serves as Custodian of the Partnership's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from November 16, 1998 to December 31, 1998, amounted to $5,919,533 and $382,480, respectively.

         At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1998, accumulated net unrealized appreciation on investments was $139,860, consisting of $268,723 gross unrealized appreciation and $128,863 gross unrealized depreciation.

         Due to broker primarily represents receivables and payables from unsettled security trades and short sales.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. As of December 31, 1998 and for the period then ended, the Partnership had no margin borrowings. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. As of and for the period ended December 31, 1998, the Partnership purchased 20 put option contracts at a cost of $4,060.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         Transactions in written options were as follows:

                               CALL OPTIONS                  PUT OPTIONS
                          ---------------------       ----------------------
                           NUMBER       AMOUNT          NUMBER       AMOUNT
                        OF CONTRACTS  OF PREMIUM     OF CONTRACTS  OF PREMIUM
                        ------------  ----------     ------------  ----------
 Beginning balance                0   $      0             0        $      0
 Options purchased               50     14,037           775         124,144
 Options closed                 (21)    (5,318)         ( 10)         (3,970)
 Expired options                 (0)        (0)         ( 30)         (4,160)
                          ----------  ---------       -------     -----------
 Options outstanding at
 December 31, 1998               29   $  8,719           735       $ 116,014
                          ==========  =========       =======     ===========

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:


                                      NET GAINS
                                FOR THE PERIOD ENDED
                                  DECEMBER 31, 1998
                                --------------------
           Equity securities         $    129,441
           Equity options                     690
           Written options                 14,703
                                     ------------
                                     $    144,834


         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                         AVERAGE MARKET VALUE
                                MARKET VALUE AT          FOR THE PERIOD ENDED
                               DECEMBER 31, 1998           DECEMBER 31, 1998
                               -----------------       -------------------------
        ASSETS:
           Equity options               $4,750                      $2,375

        LIABILITIES:
           Written options            (114,190)                    (68,439)

         Average market values presented above are based upon month-end market values during the period ended December 31, 1998.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                              NOVEMBER 16, 1998
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                              DECEMBER 31, 1998

           Ratio of net investment loss to average net assets       (8.39%) *
           Ratio of operating expenses to average net assets        13.39% *
           Portfolio turnover rate                                  10.75%
           Average commission rate paid                             $0.0600 **
           Total return                                             (1.40%) ***



         *    Annualized.
         ** Average commission rate paid on purchases and sales of investment securities held long.
         *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Special Advisory Limited Partner, if any. Total returns for a period of less than a full year are not annualized.

     9.  SUBSEQUENT EVENT

         On January 1, 1999, the Partnership received additional Limited Partner capital contributions of approximately $2,000,000.


    10.  YEAR 2000 (UNAUDITED)

         Like other investment companies, financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

    10.  YEAR 2000 (UNAUDITED) (CONTINUED)

         The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the period ended December 31, 1998, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

         The Partnership intends to develop contingency plans intended to ensure
         that  third  party   non-compliance  will  not  materially  affect  the
         Partnership's operations.

WYNSTONE PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1998
                                                                 MARKET VALUE
Shares
           Common Stocks - 53.02%
             COMMERCIAL BANKS - CENTRAL US - 12.46%
10,000       Associated Banc-Corp                                      $ 341,880
 2,800       Cullen/Frost Bankers, Inc.         (a)                      153,650
14,000       First Midwest Bancorp, Inc.                                 532,882
18,000       Prime Bancshares, Inc.             (a)                      310,500
                                                             -------------------
                                                                       1,338,912
                                                             -------------------

             COMMERCIAL BANKS - EASTERN US - 6.31%
20,000       North Fork Bancorporation, Inc.    (a)                      478,760
10,000       People's Heritage Financial Group, Inc.                     200,000
                                                             -------------------
                                                                         678,760
                                                             -------------------

             COMMERCIAL BANKS - SOUTHERN US - 3.00%
 1,900       Colonial BancGroup, Inc.                                     22,800
 3,800       Compass Bancshares, Inc.           (a)                      144,639
 3,500       First American Corp.               (a)                      155,313
                                                             -------------------
                                                                         322,752
                                                             -------------------

             COMMERCIAL BANKS - WESTERN US - 0.74%
 3,400       First Security Corp.               (a)                       79,475
                                                             -------------------

             S&L/THRIFTS - CENTRAL US - 6.54%
20,000       Charter One Financial, Inc.                                 555,000
 6,400       Commercial Federal Corp.           (a)                      148,403
                                                             -------------------
                                                                         703,403
                                                             -------------------

             S&L/THRIFTS - EASTERN US - 14.48%
13,500       First Essex Bancorp, Inc.          (a)                      243,000
17,500       Reliance Bancorp, Inc.                                      486,728
25,000       Seacoast Financial Services Corp. *(a)                      256,250
40,000       Sovereign Bancorp, Inc.            (a)                      570,000
                                                             -------------------
                                                                       1,555,978
                                                             -------------------

The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1998
                                                              MARKET VALUE
Shares
           COMMON STOCKS (CONTINUED)
             SUPER - REGIONAL BANKS - US - 9.49%
 4,400       Banc One Corp.                                            $ 224,677
10,000       Keycorp                                                     320,000
 7,000       U.S. Bancorp                                                248,500
 5,000       Union Planters Corp.                                        226,565
                                                            --------------------
                                                                       1,019,742
                                                            --------------------

             TOTAL COMMON STOCKS (COST $5,537,865)                     5,699,022
                                                            ====================



 NUMBER
of Contracts
          PUT OPTIONS - 0.05%
           COMMERCIAL BANKS - CENTRAL US - 0.05%
20          Firstar Corp., 1/16/99, $90.00                  \              4,750
                                                            --------------------

            TOTAL PUT OPTIONS (COST $4,060)                                4,750
                                                            ====================

            TOTAL INVESTMENTS (COST $5,541,925) - 53.07%               5,703,772
                                                            ====================

            OTHER ASSETS, LESS LIABILITIES - 46.93%                    5,044,697
                                                            --------------------

            NET ASSETS - 100%                                       $ 10,748,469
                                                            ====================





(a) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
*   Non-income producing security.


The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                             DECEMBER 31, 1998
                                                                MARKET VALUE
Shares
          SHORT COMMON STOCK - (1.82%)
            COMMERCIAL BANKS - CENTRAL US - (1.82%)
2,100       Firstar Corp.                                            $ (195,300)
                                                            --------------------

            TOTAL SHORT COMMON STOCK (PROCEEDS $162,770)             $ (195,300)
                                                            ====================



The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1998
                                                                 MARKET VALUE

  NUMBER
OF CONTRACTS
          WRITTEN CALL OPTIONS - (0.49%)
           COMMERCIAL BANKS - CENTRAL US - (0.49%)
 29        Firstar Corp., 1/16/99, $75.00                             $ (52,200)
                                                            --------------------

          TOTAL WRITTEN CALL OPTIONS (PROCEEDS $8,719)                  (52,200)
                                                            ====================

          WRITTEN PUT OPTIONS - (0.58%)
           COMMERCIAL BANKS - EASTERN US - (0.28%)
 50        North Fork Bancorporation, Inc., 2/20/99, $20.00              (1,875)
200        People's Heritage Financial Group, Inc.,
           2/20/99, $20.00                                              (23,760)
135        Summit Bancorp, 1/16/99, $40.00                               (4,226)
                                                            --------------------
                                                                        (29,861)
                                                            --------------------

          COMMERCIAL BANKS - SOUTHERN US - (0.03%)
 50       Colonial Bancgroup, Inc., 1/16/99, $12.50                      (3,440)
                                                            --------------------

          SUPER - REGIONAL BANKS - US - (0.27%)
 20       Banc One Corp., 1/16/99, $50.00                                (1,250)
100       Fleet Financial Group, Inc., 1/16/99, $40.00                   (1,250)
 50       Keycorp, 3/20/99, $30.00                                       (7,500)
 50       U.S. Bancorp, 1/16/99, $35.00                                  (3,750)
 30       U.S. Bancorp, 3/20/99, $30.00                                  (2,439)
 50       U.S. Bancorp, 3/20/99, $35.00                                 (12,500)
                                                            --------------------
                                                                        (28,689)
                                                            --------------------

          TOTAL WRITTEN PUT OPTIONS (PROCEEDS $116,014)                 (61,990)
                                                            ====================

          TOTAL OPTIONS WRITTEN (PROCEEDS $124,733)                  $ (114,190)
                                                            ====================




The accompanying notes are an integral part of these financial statements.